Digital assets - Disclosure of number of Bitcoin (Details) - bitcoin	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital Assets [Abstract]
Opening balance	0	0	0
Additions	3,234	0	0
Disposals	(1,095)	0	0
Closing balance	2,139	0	0